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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Casualty Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller              Fairfield, Ohio              February 9, 2007
---------------------   -------------------------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total           10

Form 13F Information Table Value Total      161,840
                                         (thousands)
List of Other Included Managers:

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation


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
COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP             COMMON          26441C105     6,605    198,900 SH       SHARED        01      --   198,900   --
EXXON MOBIL CORPORATION      COMMON          30231G102    39,848    520,000 SH       SHARED        01      --   520,000   --
FIFTH THIRD BANCORP          COMMON          316773100    58,120  1,419,979 SH       SHARED        01      -- 1,419,979   --
GENERAL ELECTRIC CO          COMMON          369604103       930     25,000 SH       SHARED        01      --    25,000   --
GENUINE PARTS CO             COMMON          372460105       711     15,000 SH       SHARED        01      --    15,000   --
JOHNSON & JOHNSON            COMMON          478160104     1,651     25,000 SH       SHARED        01      --    25,000   --
NATIONAL CITY CORPORATION    COMMON          635405103    10,040    274,612 SH       SHARED        01      --   274,612   --
PROCTER & GAMBLE CORPORATION COMMON          742718109    16,068    250,000 SH       SHARED        01      --   250,000   --
WELLS FARGO & CO             COMMON          949746101    15,646    440,000 SH       SHARED        01      --   440,000   --
WYETH                        COMMON          983024100    12,221    240,000 SH       SHARED        01      --   240,000   --
                                                         -------
                                                         161,840
                                                         =======


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